Leases - Schedule of Company’s Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company’s Operating Leases [Abstract]
Cost		$ 147,539
Accumulated amortisation		(107,118)
Total lease cost		$ 40,421